Note 2 - Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2019
Notes Tables
Schedule of New Accounting Pronouncements and Changes in Accounting Principles [Table Text Block]
As of January 1, 2019:	Under ASC 842	Under ASC 840	Increase/(decrease)

Current assets:	-
Prepaid bareboat charter hire	-	1,656	(1,656)
Other noncurrent assets:	-
Prepaid bareboat charter hire	-	3,621	(3,621)
Fixed assets:
Right of use assets from operating leases*	21,905	-	21,905
Other current liabilities:
Current portion of Operating lease liabilities	4,771	-	4,771
Other noncurrent liabilities:
Non-current portion of Operating lease liabilities	11,857	-	11,857